Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2018-2

Class A-1 2.42890% Asset Backed Notes

 Class A-2A 2.86 % Asset Backed Notes

Class A-3 3.15% Asset Backed Notes

 Class B 3.45% Asset Backed Notes

Class C 3.59% Asset Backed Notes

 Class D 4.01% Asset Backed Notes

Class E 0% Asset Backed Notes

 Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2018-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of July 2, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/01/2019
Monthly Period Ending:	10/31/2019
Prev. Distribution/Close Date:	10/18/2019
Distribution Date:	11/18/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Transaction Month:	15

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	61,594	07/03/2018	08/15/2018	$1,360,460,743
Total	61,594			$1,360,460,743

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance		{1}	$925,845,102

	Monthly Principal Amounts

	{2} Collections on Receivables outstanding at end of period	{2}	13,580,350
	{3} Collections on Receivables paid off during period	{3}	10,671,413
	{4} Receivables becoming Liquidated Receivables during period	{4}	6,590,504
	{5} Receivables becoming Purchased Receivables during period	{5}	28,431
	{6} Other Receivables adjustments	{6}	1

	{7} Total Monthly Principal Amounts		{7}	30,870,699

{8}	End of period Aggregate Principal Balance		{8}	$894,974,403

{9}	Pool Factor		{9}	65.7846548%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-3	Class B	Class C
{10}	Original Note Balance	{10}	$208,000,000	$400,780,000	$300,000,000	$98,640,000	$122,440,000

{11}	Beginning of period Note Balance	{11}	$0	$143,042,164	$300,000,000	$98,640,000	$122,440,000

{12}	Noteholders’ Principal Distributable Amount	{12}	0	26,317,270	0	0	0
{13}	Noteholders’ Accelerated Principal Amount	{13}	0	0	0	0	0
{14}	Aggregate Principal Parity Amount	{14}	0	0	0	0	0
{15}	Matured Principal Shortfall	{15}

{16}	End of period Note Balance	{16}	$0	$116,724,894	$300,000,000	$98,640,000	$122,440,000

{17}	Note Pool Factors	{17}	0.0000000%	29.1244309%	100.0000000%	100.0000000%	100.0000000%

			Class D	Class E			TOTAL
			$120,400,000	$31,970,000			$1,282,230,000

{18}	Beginning of period Note Balance	{18}	$120,400,000	$31,970,000			$816,492,164

{19}	Noteholders’ Principal Distributable Amount	{19}	0	0			26,317,270
{20}	Noteholders’ Accelerated Principal Amount	{20}	0	0			0
{21}	Aggregate Principal Parity Amount	{21}	0	0			0
{22}	Matured Principal Shortfall	{22}					0

{23}	End of period Note Balance	{23}	$120,400,000	$31,970,000			$790,174,894

{24}	Note Pool Factors	{24}	100.0000000%	100.0000000%			61.6250512%

CALCULATION OF STEP-DOWN AMOUNT:
{25}	Ending Pool Balance	{25}		$894,974,403
{26}	14.75 % of Ending Aggregate Principal Balance	{26}	132,008,724
{27}	Less Specified Reserve Balance	{27}	(27,209,215)
{28}	Sum of {26} and {27}	{28}	104,799,509
{29}	Required Pro Forma Note Balance {25} - {28}	{29}		790,174,894

{30}	Beginning Note Balance	{30}	816,492,164
{31}	Total Monthly Principal Amount	{31}	(30,870,699)
{32}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{32}		785,621,465

{33}	Excess of Required Pro-forma over Pro-forma Balance	{33}		4,553,429
{34}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,802,304)	{34}		4,553,429
{35}	Step-Down Amount Lesser of {33} or {34}	{35}			$4,553,429

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{36}	Total Monthly Principal Amounts	{36}	$30,870,699
{37}	Step-down Amount	{37}	(4,553,429)
{38}	Principal Distributable Amount	{38}		$26,317,270

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{39}	Class A - 1	$0	0	2.428900%	31	Actual days/360	0
{40}	Class A - 2A	$143,042,164	0	2.86000%	30	30/360	340,918
{41}	Class A - 3	$300,000,000	0	3.15000%	30	30/360	787,500
{42}	Class B	$98,640,000	0	3.45000%	30	30/360	283,590
{43}	Class C	$122,440,000	0	3.59000%	30	30/360	366,300
{44}	Class D	$120,400,000	0	4.01000%	30	30/360	402,337
{45}	Class E	$31,970,000	0	0.00000%	30	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{46}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{46}	24,251,763
{47}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	9,234,418
{48}	Liquidation Proceeds collected during period (net of Fees)	{48}	3,048,994
{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	28,431
{50}	Investment Earnings - Collection Account	{50}	51,087
{51}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{51}	40,912
{52}	Collection of Supplemental Servicing - Extension Fees	{52}	179,686
{53}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{53}	223,561
{54}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{54}	113,901
{55}	Total Available Funds	{55}		37,172,753

Distributions:
{56}	Base Servicing Fee	{56}	1,735,960
{57}	Repo and Recovery Fees - reimbursed to Servicer	{57}	223,561
{58}	Bank Service Charges - reimbursed to Servicer	{58}	0
{59}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{59}	113,901
{60}	Trustee and Trust Collateral Agent Fees	{60}	425
{61}	Asset Representations Reviewer Fee	{61}	0
{62}	Owner Trustee Fee	{62}	208
{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	340,918
{65}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{65}	787,500
{66}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{66}	0
{67}	Class B Noteholders’ Interest Distributable Amount	{67}	283,590
{68}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0
{69}	Class C Noteholders’ Interest Distributable Amount	{69}	366,300
{70}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71}	Class D Noteholders’ Interest Distributable Amount	{71}	402,337
{72}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73}	Class E Noteholders’ Interest Distributable Amount	{73}	0
{74}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0
{75}	Noteholders’ Principal Distributable Amount	{75}	26,317,270
{76}	To the Reserve Account, the Reserve Account Deposit	{76}	0
{77}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{77}	0
{78}	Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{78}	0
{79}	To the Certificateholders, the aggregate amount remaining	{79}	6,600,783
{80}	Total Distributions	{80}		$37,172,753

CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{81}	Class A	$443,042,164	$894,974,403	$0	$33,970,280	$0
{82}	Class B	541,682,164	894,974,403	0	33,686,690	0
{83}	Class C	664,122,164	894,974,403	0	33,320,390	0
{84}	Class D	784,522,164	894,974,403	0	32,918,053	0
{85}	Class E	816,492,164	894,974,403	0	32,918,053	0

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{86}	Excess Available Funds	{86}	$6,600,783
{87}	Pro-Forma Note Balance (Calculated after Step-Down)	{87}	790,174,894
{88}	Required Pro Forma Note Balance	{88}	790,174,894
{89}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{89}	0
{90}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{90}		$0

RECONCILIATION OF RESERVE ACCOUNT:				Current

{91}	Specified Reserve Balance			$27,209,215

{92}	Beginning of period Reserve Account balance	{92}		$27,209,215

{93}	The Reserve Account Deposit, from Collection Account	{93}	0
{94}	Investment Earnings	{94}	40,912
{95}	Investment Earnings - transferred to Collection Account Available Funds	{95}	(40,912)
{96}	Reserve Account Withdrawal Amount	{96}	0

{97}	End of period Reserve Account balance	{97}		$27,209,215

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{98}	Aggregate Principal Balance	{98}	$894,974,403
{99}	End of Period Note Balance	{99}	790,174,894
{100}	Overcollateralization	{100}	104,799,509
{101}	Overcollateralization %	{101}		11.71%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{102}	Original Number of Receivables	{102}	61,594	0
{103}	Beginning of period number of Receivables	{103}	0	49,081
{104}	Number of Receivables becoming Liquidated Receivables during period	{104}	4,050	373
{105}	Number of Receivables becoming Purchased Receivables during period	{105}	25	1
{106}	Number of Receivables paid off during period	{106}	9,452	640
{107}	End of period number of Receivables	{107}	48,067	48,067

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{108}	Weighted Average APR of the Receivables	{108}	12.54%	12.43%	12.42%
{109}	Weighted Average Remaining Term of the Receivables	{109}	69.00	54.58	53.64
{110}	Weighted Average Original Term of Receivables	{110}	71.00	71.00	71.00
{111}	Average Receivable Balance	{111}	$22,088	$18,864	$18,619
{112}	Net Losses in Period	{112}	$0	$2,574,469	$3,541,510
{113}	Aggregate Realized Losses	{113}	$0	$33,978,831	$37,520,341
{114}	Aggregate Realized Loss Percentage	{114}		2.497%	2.757%
{115}	ABS Prepay Speed	{115}		1.2651	1.4867

DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{116} 31-60 days	{116}	3,690	$71,750,459	7.75%
{117} 61-90 days	{117}	861	15,781,256	1.70%
{118} 91-120 days	{118}	233	3,556,686	0.38%
{119} Total	{119}	4,784	$91,088,401	9.83%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{120}	Receivables with Scheduled Payment delinquent 61 days or more	{120}	$19,337,942	2.09%

{121}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 6.90% )	{121}		Yes

EXTENSIONS

{122} Principal Balance of Receivables extended during current period	{122}	$30,106,136
{123} Beginning of Period Aggregate Principal Balance	{123}	925,845,102
{124} Extension Rate {122} divided by {123}	{124}		3.25%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	November 13, 2019

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